Other liabilities (Disclosure Of Other Liabilities Explanatory) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other liabilities [Abstract]
Deferred sales	$ 45,372	$ 66,845
Derivatives	22,344	58,342
Accrued pension and post-retirement benefit liability	77,002	66,180
Lease obligation	10,816	9,287
Product loan	166,052	78,094
Sales contracts	6,314	9,000
Other	64,064	59,738
Total other liabilities	391,964	347,486
Less current portion	(48,544)	(131,324)
Net	$ 343,420	$ 216,162